HEDGE ACCOUNTING - Financial instruments for hedging - liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Nov. 02, 2016 USD ($)
Disclosure of financial liabilities [line items]
Liabilities	$ 56,627	$ 94,298	$ 500
Forward contracts
Disclosure of financial liabilities [line items]
Liabilities	26,924	90,726
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Liabilities	26,473	74,529
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Liabilities	451	16,197
Swap
Disclosure of financial liabilities [line items]
Liabilities	29,703	3,572
Interest rate Swap
Disclosure of financial liabilities [line items]
Liabilities	$ 29,703	$ 3,572